INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current
Other receivables	$ 19,327,584	$ 11,153,705	$ 4,770,672
Non-current
Other receivables	2,254,199	2,543,142	1,703,573
Other receivables.
Current
Taxes	9,071,643	6,048,533	2,205,342
Receivables for PPE sales	1,734,281
Other receivables	19,327,584	11,153,705	4,770,672
Prepayments to suppliers	4,648,164	1,646,614	379,914
Reimbursements over exports	10,549	10,547	29,077
Prepaid expenses and other receivables	1,110	1,021	128,650
Loans receivables	230,000	230,000	230,000
Miscellaneous	642,890	92,406	49,441
Non-current
Taxes	218,159	862,771	328,701
Reimbursements over exports	2,036,040	1,680,371	1,293,958
Miscellaneous			80,914
Other receivables	2,254,199	2,543,142	1,703,573
Shareholders and other related parties | Other receivables.
Current
Other receivables	1,182	1,547	2,102
Prepayments to suppliers		132,625	81,737
Parent company | Other receivables.
Current
Other receivables		770,549	102,069
Joint ventures and associates | Other receivables.
Current
Other receivables	$ 2,987,765	$ 2,219,863	$ 1,562,340